        SB Smith Barney
        MF Mutual Funds


        PROSPECTUS


       Concert
       Peachtree
       Growth Fund

       Class A and B Shares
       -------------------------------------------
       March 13, 2000









       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime

Concert Peachtree Growth Fund

                   Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Comparing the fund's classes................................................   9
Sales charges...............................................................  10
More about deferred sales charges...........................................  12
Buying shares...............................................................  13
Exchanging shares...........................................................  14
Redeeming shares............................................................  15
Other things to know
about share transactions....................................................  17
Dividends, distributions and taxes..........................................  18
Share price.................................................................  19
Financial Highlights........................................................  19

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks capital appreciation.

Principal investment strategies
Key investments The fund invests primarily in common stocks of companies with medium and large market capitalizations.

To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations and other equity securities, including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection, while diversifying across industries and sectors. The manager uses a disciplined man-agement style involving both quantitative analysis and fundamental research. The manager uses a computer-aided quantitative model supported by its own fun-damental qualitative research. In selecting individual securities for invest-ment, the manager looks for the following:

 .Above average potential for capital appreciation
 .Strong, sustainable earnings growth
 .Stocks of companies in cyclical industries that the manager believes are tem-
  porarily depressed
 .Experienced and effective management
 .Effective research, product development and marketing
 .Competitive advantages

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2

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .The stock market declines
 .Companies with medium and large market capitalizations fall out of favor with investors
 .Companies in which the fund invests fail to meet earnings expectations, or other events depress their stock prices
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term capital appreciation potential of the stock market
 .Are planning for a long-term goal, and are willing to accept periods of market volatility
 .Are willing to accept the risks of investing in the stock market

                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 4 years.* Class B shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                        96                      13.96%
                        97                       5.18%
                        98                      33.13%
                        99                      19.88%
                       Calendar years ended December 31
*The fund's current management team began managing the fund in August 1997. Quarterly returns:
Highest: 29.90% in 4th quarter 1998; Lowest: (12.26%) in 3rd quarter 1998

Concert Peachtree Growth Fund

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


Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Russell 1000 Growth Index, a broad-based unmanaged index of large capitaliza-tion growth oriented common stocks and the Standard & Poor's 500 Index, a broad-based unmanaged index of 500 widely held common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemp-tion of shares at the end of the period, and reinvestment of distributions and dividends.
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

Class                  1 year  5 years 10 years Since inception Inception Date
 A                     13.90%    n/a     n/a         17.72%        07/03/95
 B                     13.88%    n/a     n/a         18.02%        07/03/95
Standard & Poor's 500
Index+                 21.03%    n/a     n/a         26.50%           *
Russell 1000+ Growth
Index                  33.16%    n/a     n/a         30.55%           *

*Index comparison begins on 07/03/95
+It is management's opinion that the Standard & Poor's 500 Index more accu-rately reflects the current composition of the fund than the Russell 1000 Growth Index.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                Shareholder fees

(paid directly from your investment)                          Class A Class B
Maximum sales charge (load) imposed on purchases (as a % of
offering price)                                                5.00%   None
Maximum deferred sales charge (load) (as a % of the lower of
net asset value at purchase or redemption)                     None*   5.00%
                         Annual fund operating expenses
(paid by the fund as a % of net assets)
Management fee                                                 0.99%   0.99%
Distribution and service (12b-1) fee                           0.25%   1.00%
Other expenses                                                 0.20%   0.25%
                                                               -----   -----
Total annual fund operating expenses                           1.44%   2.24%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                               1 year 3 years 5 years 10 years
Class A
(with or without redemption)    $639  $  933  $1,248   $2,138
Class B
(redemption at end of period)   $727  $1,000  $1,300   $2,377
Class B
(no redemption)                 $227  $  700  $1,200   $2,377

 More on the fund's investments

Foreign securities The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may decline because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

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

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Dennis A. Johnson, CFA, investment officer of the manager and president and chief investment officer of Peachtree Asset Management, a division of the man-ager, has been responsible for the management of the fund since August 1997.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.99% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. Through a selling agreement, PFS Investments Inc. sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A and B shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose between two classes of shares: Classes A and B. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase price will be immediately invested.
  This may help offset the higher expenses of Class B shares, but only if the fund performs well.

Initial purchases of shares must be made through a PFS Investments Registered Representative.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                   Initial     Additional
                                               Classes A and B Both Classes
General                                            $1,000          $50
IRAs, Self Employed Retirement Plans, Uniform
Gift to Minor Accounts                              $250           $50
Qualified Retirement Plans*                          $25           $25
Systematic Investment Plans                          $25           $25

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Concert Peachtree Growth Fund

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

 Comparing the fund's classes

Your PFS Investments Registered Representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                                      Class A     Class B
Key features                          .Initial    .No initial
                                       sales       sales
                                       charge      charge
                                       .You may    .Deferred
                                       qualify     sales
                                       for reduc-  charge
                                       tion or     declines
                                       waiver of   over time
                                       initial     .Converts
                                       sales       to Class A
                                       charge      after 8
                                       .Lower      years
                                       annual      .Higher
                                       expenses    annual
                                       than Class  expenses
                                       B           than Class
                                                   A
-------------------------------------------------------------
Initial sales charge                  Up to       None
                                      5.00%;
                                      reduced or
                                      waived for
                                      large pur-
                                      chases and
                                      certain
                                      investors.
                                      No charge
                                      for pur-
                                      chases of
                                      $500,000 or
                                      more
-------------------------------------------------------------
Deferred sales charge                 1% on pur-  Up to 5.00%
                                      chases of   charged
                                      $500,000 or when you
                                      more if you redeem
                                      redeem      shares. The
                                      within 1    charge is
                                      year of     reduced
                                      purchase    over time
                                                  and there
                                                  is no
                                                  deferred
                                                  sales
                                                  charge
                                                  after 6
                                                  years
-------------------------------------------------------------
Annual distribution and service fees  0.25% of    1% of aver-
                                      average     age daily
                                      daily net   net assets
                                      assets
-------------------------------------------------------------
Exchangeable into*                    Class A     Class B
                                      shares of   shares of
                                      certain     certain
                                      Smith       Smith
                                      Barney      Barney
                                      funds       funds
-------------------------------------------------------------

*Ask your PFS Investments Registered Representative for the funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and certain other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Concert Peachtree Growth Fund

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


Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if your PFS Investments Registered Representative is notified .Participants in the Primerica Corporation Savings and Retirement Plan .Investors who purchase through a PFS Investments Registered Representative with proceeds from a prior mutual fund redemption, if certain conditions are met

If you want to learn about additional waivers of Class A initial sales charges, contact your PFS Investments Registered Representative or consult the Statement of Additional Information ("SAI").

Class B Shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                        Shares issued:     Shares issued:
                                        On reinvestment of Upon exchange from
Shares issued:                          dividends and      another Smith Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as
                                        dividends)

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value.

PFS Distributors Inc., an affiliate of PFS Investments Inc., receives deferred sales charges as partial compensation for its expenses in connection with the sale of shares, including the payment of compensation to your PFS Investments Registered Representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the SAI.

Concert Peachtree Growth Fund

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

 Buying shares

 Buying shares   .Initial purchases of shares of each fund must be made
       by mail through a PFS Investments Registered Representative by com-pleting the appropriate application. The completed applica-tion should be forwarded to the Fund's subtransfer agent,
                   PFS Shareholder Services.
                 .Subsequent investments may be sent by mail directly to PFS
                   Shareholder Services.
                 .The address and telephone number of PFS Shareholder Services is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062; (800) 544-5445.
                 .You may also reach PFS Shareholder Services by calling (800)
                   544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the hearing impaired.
                 .Checks drawn on foreign banks must be payable in U.S. dol-
                   lars and have the routing number of the U.S. bank encoded
                   on the check.
--------------------------------------------------------------------------------
 Buying shares   Initial purchases of shares for $10,000 may be made by wire
       by wire   order from your bank account. Contact PFS Shareholder Serv-
                 ices for details. In addition, once an account is open, you may make additional wire orders through your PFS Investments
                 Registered Representative.

     Through a   You may authorize PFS Shareholder Services to transfer funds
    systematic   automatically from a regular bank account, or other financial
    investment   institution to buy shares of a fund.
          plan

                 .Amounts transferred should be at least $25 monthly
                 .If you do not have sufficient funds in your account on a
                   transfer date, PFS Shareholder Services may charge you a fee

                 For more information, contact your PFS Investments Registered Representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your PFS Investments Registered Represen-
      offers a   tative to exchange into other Smith Barney funds. Be sure to
   distinctive   read the prospectus of the SmithBarney fund you are exchang-
     family of   ing into. An exchange is a taxable transaction.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of certain Smith Barney funds. Not all Smith Barney funds
                   offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your PFS Investments Registered Repre-sentative.
                 .You must meet the minimum investment amount for each fund
                 .If you hold share certificates, PFS Shareholder Services
                   must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   You may exchange shares by telephone if you elect telephone transactions on your account application. Telephone exchanges are subject to the same limitations as telephone redemptions.

                 To learn more about the exchange privilege and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.

Concert Peachtree Growth Fund

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


 Redeeming shares

   Redemptions   Generally, a properly completed Redemption Form with any
       by mail   required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

                 You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Share-holder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the hearing impaired. The written request for redemption must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

                 .Name of the fund
                 .Account number
                 .Dollar amount or number of shares to redeem
                 .Signature of each owner exactly as account is registered .Other documentation required by PFS Shareholder Services

                 To be in good order, your request must include a signature guarantee if:

                 .The proceeds of the redemption exceed $50,000
                 .The proceeds are not paid to the record owner(s) at the rec-
                   ord address
                 .The shareholder(s) has had an address change in the past 45 days
                 .The shareholder(s) is a corporation, sole proprietor, part-
                   nership, trust or fiduciary

                 You can obtain a signature guarantee from most banks, deal-ers, brokers, credit unions and federal savings and loans, but not from a notary public.
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

                 In all cases, your redemption price is the net asset value next determined after your request is received in good order.
                 Redemption proceeds normally will be sent within three days.
                 However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your origi-
                 nal check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writ-
                 ing and must include signature guarantees.
--------------------------------------------------------------------------------
   Redemptions   Your may redeem shares by telephone if you elect the tele-
  by telephone   phone transaction option on your account application. This is available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addi-
                 tion, you must be able to provide proper identification
                 information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-5445 between
                 8:00 a.m. and 8:00 p.m. eastern time on any day the New York
                 Stock Exchange is open. Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next computed. If telephone redemptions are not available for any reason, you may use the Fund's reg-
                 ular redemption procedure described above.
    Payment of   Whether you redeem by mail or telephone, your redemption pro-
    redemption   ceeds can be sent by check to your address of record or by
      proceeds   wire transfer to a bank account designated on your applica-
                 tion. You will be charged for wire transfers and for trans-
                 fers made directly to your bank by the Automated
                 Clearinghouse (ACH).
--------------------------------------------------------------------------------

Concert Peachtree Growth Fund

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


 Redeeming shares (continued)

     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
          plan   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

                 .Shares may not be represented by certificates
                 .All dividends and distributions must be reinvested
                 .You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account

 Other things to know about share transactions

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

                                                       Smith Barney Mutual Funds

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to PFS Shareholder Services. If you hold share certificates it will take longer to exchange or redeem shares.

 Dividends, distributions and taxes

Dividends The fund generally pays dividends, if any, and makes capital gain distributions once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your PFS Invest-ments Registered Representative to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to PFS Shareholder Services less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, divi-

Concert Peachtree Growth Fund
dends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS Shareholder Services before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, is included in the annual report (available upon request).

                                                       Smith Barney Mutual Funds

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                1999(/1/) 1998(/1/)   1997   1996   1995(/2/)
-----------------------------------------------------------------------------
 Net asset value, beginning of
 year                            $17.71    $13.41   $13.80 $14.31      $13.36
-----------------------------------------------------------------------------
 Income from operations:
 Net investment income (loss)     (0.12)   (0.07)     0.03   0.01        0.03
 Net realized and unrealized
 gain                              3.60      4.50     0.65   1.85        1.87
-----------------------------------------------------------------------------
 Total income from operations      3.48      4.43     0.68   1.86        1.90
-----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               --        --       -- (0.11)      (0.02)
 Net realized gains               (2.09)   (0.13)   (1.07) (2.26)      (0.93)
-----------------------------------------------------------------------------
 Total distributions              (2.09)   (0.13)   (1.07) (2.37)      (0.95)
-----------------------------------------------------------------------------
 Net asset value, end of year    $19.10    $17.71   $13.41 $13.80      $14.31
-----------------------------------------------------------------------------
 Total return                     19.88%   33.13%    5.18% 13.96% 14.61%(/3/)
-----------------------------------------------------------------------------
 Net assets, end of year
 (millions)                        $124       $87      $67    $72         $58
-----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                          1.44%    1.40%    1.67%  1.78%  1.72%(/4/)
 Net investment income (loss)     (0.64)   (0.48)     0.22   0.13   0.46(/4/)
-----------------------------------------------------------------------------
 Portfolio turnover rate             94%      93%     227%   183%         51%

(/1/Per)share amounts have been calculated using the monthly shares method. (/2/For)the period from July 3, 1995 (inception date) to December 31, 1995. (/3/Not)annualized.
(/4/Annualized.)

Concert Peachtree Growth Fund

 For a Class B share of capital stock outstanding throughout each year ended December 31:

                                     1999(/1/)   1998   1997   1996   1995(/2/)
-------------------------------------------------------------------------------
 Net asset value, beginning of year   $17.35   $13.24 $13.74 $14.27      $13.36
-------------------------------------------------------------------------------
 Income from operations:
 Net investment loss                  (0.26)   (0.19) (0.07) (0.09)      (0.02)
 Net realized and unrealized gain       3.50     4.43   0.64   1.84        1.16
-------------------------------------------------------------------------------
 Total income from operations           3.24     4.24   0.57   1.75        1.84
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                    --       --     -- (0.02)          --
 Net realized gains                   (2.09)   (0.13) (1.07) (2.26)      (0.93)
-------------------------------------------------------------------------------
 Total distributions                  (2.09)   (0.13) (1.07) (2.28)      (0.93)
-------------------------------------------------------------------------------
 Net asset value, end of year         $18.50   $17.35 $13.24 $13.74      $14.27
-------------------------------------------------------------------------------
 Total return                         18.88%   31.11%  4.40% 13.12% 14.15%(/3/)
-------------------------------------------------------------------------------
 Net assets, end of year (millions)      $95      $59    $42    $43         $33
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              2.24%    2.21%  2.42%  2.53%  2.46%(/4/)
 Net investment loss                  (1.44)   (1.29) (0.53) (0.63) (0.27)(/4/)
-------------------------------------------------------------------------------
 Portfolio turnover rate                 94%      93%   227%   183%         51%
-------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.
(/2/For)the period from July 3, 1995 (inception date) to December 31, 1995. (/3/Not)annualized.
(/4/Annualized.)

                                                       Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

[SALOMON SMITH BARNEY LOGO APPEARS HERE]
Concert Peachtree Growth Fund
An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder Reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by ref-erence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Shareholder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Com- mission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-03275)
SB-1A PFS Investments Inc.
19933
3/00

Concert Peachtree
-------------------
Growth Fund

Prospectus



March 13, 2000

Class A and Class B Shares


                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or determined whether this
                                        prospectus is accurate or complete. Any
                                        statement to the contrary is a crime.



--------------------------------------------------------------------------
INVESTMENT PRODUCT: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
--------------------------------------------------------------------------

Contents

Investments, risks and performance               2
--------------------------------------------------

More on the fund's investments                   4
--------------------------------------------------

Management                                       5
--------------------------------------------------

Choosing a share class to buy                    6
--------------------------------------------------

Sales charges
--------------------------------------------------
 Class A sales charge                            7
--------------------------------------------------
 Class B sales charge                            8
--------------------------------------------------

Buying shares and Exchanging shares              9
--------------------------------------------------

Redeeming shares                                10
--------------------------------------------------

Other things to know about share transactions   11
--------------------------------------------------

Dividends, distributions and taxes              12
--------------------------------------------------

Financial highlights                            13
--------------------------------------------------

About the manager

The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Citigroup Inc. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

 Concert Peachtree Growth Fund Prospectus

Investments, risks and performance

Investment objective

The fund seeks capital appreciation.

Principal investment strategies

Key investments

The fund invests primarily in common stocks of companies with medium and large market capitalizations.

To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations and other equity securities, including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process

The manager emphasizes individual security selection, while diversifying across industries and sectors. The manager uses a disciplined management style involv-ing both quantitative analysis and fundamental research. The manager uses a computer-aided quantitative model supported by its own fundamental qualitative research. In selecting individual securities for investment, the manager looks for the following:

 . Above average potential for capital appreciation

 . Strong, sustainable earnings growth

 . Stocks of companies in cyclical industries that the manager believes are tem-porarily depressed

 . Experienced and effective management

 . Effective research, product development and marketing

 . Competitive advantages

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . The stock market declines

 . Companies with medium and large market capitalizations fall out of favor with investors

 . Companies in which the fund invests fail to meet earnings expectations, or other events depress their stock prices

 . The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Who may want to invest

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term capital appreciation potential of the stock market

 . Are planning for a long-term goal and are willing to accept periods of market volatility

 . Are willing to accept the risks of investing in the stock market

 Concert Peachtree Growth Fund Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year.

Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 4 years.* Class B shares would have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

* The fund's current management team began managing the fund in August 1997.

Quarterly returns: Highest: 29.90% in 4th quarter 1998; Lowest: (12.26)% in 3rd quarter 1998

                                  [BAR CHART]

             1996            1997            1998            1999
            -----           -----           -----           ------
            13.96%          5.18%           33.13%          19.88%



Risk return table
--------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years
               Ended December 31, 1999)
                  ------------------------------------------------------------
               Class    1 Year 5 Years 10 Years Since inception Inception Date
                  ------------------------------------------------------------
               A        13.90%     n/a      n/a          17.72%       07/03/95
                  ------------------------------------------------------------
               B        13.88%     n/a      n/a          18.02%       07/03/95
                  ------------------------------------------------------------
               Russell
               1000
               Growth
               Index    33.16%     n/a      n/a          30.55%              *
                  ------------------------------------------------------------
               Russell
               2000
               Index    21.26%     n/a      n/a          14.05%              *
                  ------------------------------------------------------------

This table in-
dicates the
risks of in-
vesting in the
fund by compar-
ing the average
annual total
return of each
class for the
periods shown
with that of
the Russell
1000 Growth In-
dex,* a broad-
based unmanaged
index of large
capitalization
growth oriented
common stocks
and the Russell
2000 Index*,
a broad-based
unmanaged index
of smaller cap-
italization
companies.
                  * Index comparison begins on 07/31/95

This table as-
sumes imposi-
tion of the
maximum sales
charge applica-
ble to the
class, redemp-
tion of shares
at the end of
the period, and
reinvestment of
distributions
and dividends.

Fee table
--------------------------------------------------------------------------------

               Shareholder fees (fees paid directly from
               your investment)                            Class A Class B
                  --------------------------------------------------------
               Maximum sales charge (load) imposed on
                purchases (as a % of offering price)        5.00%    None
                  --------------------------------------------------------
               Maximum deferred sales charge (load)
               (as a % of the lower of net asset value at
               purchase or redemption)                      None*   5.00%
                  --------------------------------------------------------
               Annual fund operating expenses
               (expenses deducted from fund assets)
                  --------------------------------------------------------
               Management fee                               0.99%   0.99%
                  --------------------------------------------------------
               Distribution and service (12b-1) fee         0.25%   1.00%
                  --------------------------------------------------------
               Other expenses                               0.20%   0.25%
                  --------------------------------------------------------
               Total annual fund operating expenses         1.44%   2.24%
                  --------------------------------------------------------

This table sets
forth the fees
and expenses
you will pay if
you invest in
fund shares.
                  * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their pur-chase, you will pay a deferred sales charge of 1.00%.

Example
--------------------------------------------------------------------------------

               Number of years you own your
               shares*                        1 Year 3 Years 5 Years 10 Years
                  -----------------------------------------------------------
               Class A (with or without
                redemption)                     $639  $  933  $1,248   $2,138
                  -----------------------------------------------------------
               Class B (redemption at end of
                period)                         $727  $1,000  $1,300   $2,377
                  -----------------------------------------------------------
               Class B (no redemption)          $227  $  700  $1,200   $2,377
                  -----------------------------------------------------------

This example
helps you com-
pare the costs
of investing in
the fund with
the costs of
investing in
other mutual
funds. Your ac-
tual costs may
be higher or
lower.
                  * The example assumes:
                  . You invest $10,000 in the fund for the period shown
                  . Your investment has a 5% return each year
                  . You reinvest all distributions and dividends without a
                    sales charge
                  . The fund's operating expenses remain the same
                  . Conversion of Class B shares to Class A shares after 8
                    years

 Concert Peachtree Growth Fund Prospectus

More on the fund's investments

Foreign securities

The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may decline because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing

The fund may depart from its principal investment strategies in response to ad-verse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its in-vestment goal.

 Concert Peachtree Growth Fund Prospectus

Management

Manager

The fund is a portfolio of Smith Barney Investment Funds Inc. and the fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Citigroup Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. Citigroup businesses provide a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Dennis A. Johnson, CFA, investment officer of the manager and president and chief investment officer of Peachtree Asset Management, a division of the man-ager, has been responsible for the management of the fund since August 1997.

Management fee

For its services, the manager received a fee during the fund's last fiscal year equal to 0.99% of the fund's average daily net assets.

Distributor

CFBDS, Inc. serves as the fund's distributor. Broker-dealers and financial institutions (called Service Agents) that have entered into dealer agreements with the distributor sell fund shares to the public.

Distribution plan

The fund has adopted a Rule 12b-1 distribution plan for its Class A and B shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

 Concert Peachtree Growth Fund Prospectus

Choosing a share class to buy


 Concert Peachtree Growth Fund Prospectus
Share Classes
--------------------------------------------------------------------------------
You can choose between Class A shares and Class B shares. The classes have dif-ferent sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy you should consid-er:

 . How much you plan to invest

 . How long you expect to own the shares

 . The expenses paid by each class

 . Whether you qualify for any reduction or waiver of sales charges

Investment Minimums
--------------------------------------------------------------------------------
Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                    Initial                     Additional
                                  Both Classes                  Both Classes
 General                             $1,000                         $50

 IRAs, Self Employed
 Retirement Plans,
 Uniform Gift to Minor
 Accounts                            $250                           $50

 Qualified Retirement                 $25                           $25
  Plans*

 Simple IRAs                          $1                            $1

 Systematic Investment                $25                           $25
  Plans


* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Comparing Classes
--------------------------------------------------------------------------------
Your account representative may receive different compensation depending upon which class you choose.


 Key Features      Class A                   Class B
                   .Initial sales charge     . No initial sales
                                               charge
                   . You may qualify for     . Deferred sales charge
                     reduction or waiver       declines over time
                     of initial sales        . Converts to Class A
                     charge                    after 8 years
                                             . Higher annual ex-
                   . Lower annual ex-          penses
                     penses
 Initial           Up to 5%; reduced for     None
 sales             large purchases and
 charge            waived for certain
                   investors. No charge
                   for purchases of
                   $500,000 or more
 Deferred          None, except for pur-     Up to 5% charged when
 sales             chases of $500,000 or     you redeem shares. The
 charge            more--1% if you re-       charge is reduced over
                   deem within 1 year of     time and there is no
                   purchase                  deferred sales charge
                                             after 6 years
 Annual distribu-  0.25% of average          1% of average daily net
 tion and service  daily net assets          assets
 fees
 Exchangeable Into Class A shares of         Class B shares of cer-
                   certain Concert brand     tain Concert brand
                   funds and                 funds and CitiFunds SM
                   CitiFunds SM Cash Re-     Cash Reserves
                   serves

Class A sales charge

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment in-creases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Serv-ice Agent or consult the Statement of Additional Information (SAI).
--------------------------------------------------------------------------------

                              Sales charge as a % of
------------------------------------------------------
                               Offering    Net amount
Amount of purchase            price (%)  invested (%)
------------------------------------------------------
Less than $25,000                  5.00%         5.26%
------------------------------------------------------
$25,000 but less than
 $50,000                           4.00          4.17
------------------------------------------------------
$50,000 but less than
 $100,000                          3.50          3.63
------------------------------------------------------
$100,000 but less than
 $250,000                          3.00          3.09
------------------------------------------------------
$250,000 but less than
 $500,000                          2.00          2.04
------------------------------------------------------
$500,000 or more*                  0.00          0.00
------------------------------------------------------

Investments of $500,000 or more

*You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of pur-chase, you will pay a deferred sales charge of 1%.

Qualifying for reduced Class A sales charges

There are two ways you can combine multiple purchases of Class A shares of Con-cert brand funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege--lets you add the current value of Class A shares of the funds already owned by you or members of your immediate family (and for which you paid a sales charge) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. Certain trustees and fi-duciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent--lets you purchase Class A shares of one or more funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, in-cluding:

 . Employees of members of the NASD

 . 403(b) or 401(k) retirement plans, if certain conditions are met

 . Investors who redeemed Class A shares of Concert brand funds in the past 60 days, if your Service Agent is notified

 . Employees and retired employees of Citigroup and its subsidiaries (including immediate families of any of the foregoing)

 . Accounts for which a Citigroup affiliate performs investment advisory serv-ices

 . Other waivers may apply. Please consult the SAI for a complete list.

 Concert Peachtree Growth Fund Prospectus

Class B sales charge

Class B deferred sales charge

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge de-creases as the number of years since your purchase increases.

If you want to learn about additional deferred sales charges and waivers of de-ferred sales charges, contact your Service Agent or consult the SAI.
--------------------------------------------------------------------------------

                                        Year after purchase
---------------------------------------------------------------------------
                               1st   2nd   3rd   4th   5th  6th through 8th
---------------------------------------------------------------------------
Deferred sales charge         5.00% 4.00% 3.00% 2.00% 1.00%        0%
---------------------------------------------------------------------------

Calculation of deferred sales charge

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of certain Concert brand funds or CitiFunds SM Cash Reserves, shares representing rein-vested distributions and dividends or shares no longer subject to the deferred sales charge.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 . To make payments through certain systematic withdrawal plans

 . To make certain distributions from a retirement plan

 . For involuntary redemptions of small account balances

 . For 12 months following the death or disability of a shareholder

Other waivers may apply. Please consult the SAI for a complete list.

Class B conversion

After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------

Shares
Issued at
Initial
Purchase
-------------------------
 .Eight years after the
date of purchase
Shares
Issued on
Reinvestment
of
Distribution
and
Dividends
-------------------------
 .In same proportion that
 the number of Class B
 shares converting is to
 total Class B shares
 you own (excluding
 shares issued as
 dividends)
Shares
Issued upon
Exchange
from Another
Fund
-------------------------
 .On the date the shares
 originally acquired
 would have converted
 into Class A shares
-------------------------

 Concert Peachtree Growth Fund Prospectus

Buying shares and Exchanging shares

How to buy shares

 . Shares of the fund may be purchased from the distributor or a Service Agent that has entered into a service agreement with the distributor concerning the fund. Please specify whether you are purchasing Class A or Class B shares. If you fail to specify, Class A shares will be purchased for your account.

 . Your Service Agent will not transmit your purchase order for fund shares un-til it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

 . If you are a customer of a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may only transfer it to another financial institu-tion.

For more information, contact your Service Agent or consult the SAI.
Exchanges

You may exchange fund shares for shares of certain Concert brand funds or of CitiFunds SM Cash Reserves. Shareholders exchanging into another fund should read the prospectus for that fund describing the shares being acquired for more information. An exchange is a taxable transaction.

 . You may place exchange orders through your Service Agent. You may place ex-change orders by telephone if your account application permits. Your Service Agent can provide you with more information, including a prospectus for CitiFunds SM Cash Reserves so that it may be acquired through an exchange.

 . You must meet the minimum investment amount for each fund.

 . Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 . Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund that you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange again to a fund with a lower charge, the sales charge will not be reduced.

To learn more about the exchange privileges, contact your Service Agent or con-sult the SAI.

 Concert Peachtree Growth Fund Prospectus

Redeeming shares

How to redeem shares

 . You may sell (redeem) your shares on any business day. In all cases, your re-demption price is the net asset value next determined after your request is received in good order.

 . You may make redemption requests through your Service Agent (by telephone, if your account application permits). Your Service Agent is responsible for promptly submitting redemption requests to the fund's sub-transfer agent. You are responsible for making sure your redemption request is in proper form.

 . The fund has an automatic redemption plan which allows you to automatically withdraw a specific dollar amount from your account on a regular basis. You must have at least $10,000 in your account to participate in this program. Under the plan, if your shares are subject to a deferred sales charge, you may only withdraw up to 10% of the value of your account in any year, but you will not be subject to a deferred sales charge on the shares withdrawn under the plan. For more information, please contact your Service Agent.

 . If you own both Class A and Class B shares, and want to sell shares, you should specify which class of shares you wish to sell. If you fail to speci-fy, Class A shares will be redeemed first.

 Concert Peachtree Growth Fund Prospectus

Other things to know about share transactions

Share price

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done at 4:00 p.m., Eastern time, or when regular trading closes on the Exchange, if earlier.

Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securi-ties higher or lower than another fund that uses market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your Service Agent and other members of the fund's selling group must transmit all orders to buy, exchange or redeem shares to the fund's transfer agent be-fore the close of business.

Important address

Manager:      SSB Citi Fund Management LLC
              388 Greenwich Street, MF2
              New York, New York 10013

 Concert Peachtree Growth Fund Prospectus

Dividends distributions and taxes

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The fund normally pays dividends, if any, and distributes capital gains in De-cember.

The fund may pay additional distributions and dividends at other times if nec-essary for the fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be ef-fective as of the next distribution or dividend, except that any change given to the fund's transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

Taxes

In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------

Transaction         Federal Income Tax Status
-------------------------------------------------
Redemption or       Usually capital gain or loss;
 exchange           long-term only if shares
 of shares          owned more than one year
-------------------------------------------------
Long-term capital   Long-term capital gain
 gain
 distributions
-------------------------------------------------
Short-term capital  Ordinary income
 gain
 distributions
-------------------------------------------------
Dividends           Ordinary income
-------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a long-term capital gain distri-bution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends (other than ex-empt-interest dividends), and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund and your receipt of dividends, distributions or redemption proceeds.

 Concert Peachtree Growth Fund Prospectus

Financial highlights

The financial     For a Class A share of capital stock
highlights ta-    outstanding throughout each year ended
bles are in-      December 31:
tended to help
you understand
the performance
of each class
since incep-
tion. Certain
information re-
flects finan-
cial results
for a single
share. Total
return repre-
sents the rate
that a share-
holder would
have earned (or
lost) on a fund
share assuming
reinvestment of
all dividends
and distribu-
tions. The in-
formation in
the following
tables was au-
dited by KPMG
LLP, indepen-
dent accoun-
tants, whose
report, along
with the fund's
financial
statements, are
included in the
annual report
(available upon
request).

                  -------------------------------------------------------------


 Concert Peachtree Growth Fund Prospectus
                                         1999(1) 1998(1)   1997   1996   1995(2)
                  --------------------------------------------------------------
               Net asset value,
                beginning of year         $17.71  $13.41 $13.80 $14.31    $13.36
                  --------------------------------------------------------------
               Income from operations:
                Net investment income
                 (loss)                   (0.12)  (0.07)   0.03   0.01      0.03
                Net realized and
                 unrealized gain            3.60    4.50   0.65   1.85      1.87
                  --------------------------------------------------------------
               Total income from
                operations                  3.48    4.43   0.68   1.86      1.90
                  --------------------------------------------------------------
               Less distributions from:
                Net investment income        --      --     --  (0.11)    (0.02)
                Net realized gains        (2.09)  (0.13) (1.07) (2.26)    (0.93)
                  --------------------------------------------------------------
               Total distributions        (2.09)  (0.13) (1.07) (2.37)    (0.95)
                  --------------------------------------------------------------
               Net asset value, end of
                year                      $19.10  $17.71 $13.41 $13.80    $14.31
                  --------------------------------------------------------------
               Total return               19.88%  33.13%  5.18% 13.96% 14.61%(3)
                  --------------------------------------------------------------
               Net assets, end of year
                (millions)                  $124     $87    $67    $72       $58
                  --------------------------------------------------------------
               Ratios to average net
                assets:
                Expenses                   1.44%   1.40%  1.67%  1.78%  1.72%(4)
                Net investment income
                 (loss)                   (0.64)  (0.48)   0.22   0.13   0.46(4)
                  --------------------------------------------------------------
               Portfolio turnover rate       94%     93%   227%   183%       51%
                  --------------------------------------------------------------

                  (1) Per share amounts have been calculated using the monthly average shares method.
                  (2) For the period from July 3, 1995 (inception date) to De-
                      cember 31, 1995.
                  (3) Not annualized.
                  (4) Annualized.

                  For a Class B share of capital stock
                  outstanding throughout each year ended
                  December 31:

                  -------------------------------------------------------------

                                         1999(1) 1998(1)   1997   1996   1995(2)
                  --------------------------------------------------------------
               Net asset value,
                beginning of year         $17.35  $13.24 $13.74 $14.27    $13.36
                  --------------------------------------------------------------
               Income from operations:
                Net investment loss       (0.26)  (0.19) (0.07) (0.09)    (0.02)
                Net realized and
                 unrealized gain            3.50    4.43   0.64   1.84      1.86
                  --------------------------------------------------------------
               Total income from
                operations                  3.24    4.24   0.57   1.75      1.84
                  --------------------------------------------------------------
               Less distributions from:
                Net investment income        --      --     --  (0.02)       --
                Net realized gains        (2.09)  (0.13) (1.07) (2.26)    (0.93)
                  --------------------------------------------------------------
               Total distributions        (2.09)  (0.13) (1.07) (2.28)    (0.93)
                  --------------------------------------------------------------
               Net asset value, end of
                year                      $18.50  $17.35 $13.24 $13.74    $14.27
                  --------------------------------------------------------------
               Total return               18.88%  32.11%  4.40% 13.12% 14.15%(3)
                  --------------------------------------------------------------
               Net assets, end of year
                (millions)                   $95     $59    $42    $43       $33
                  --------------------------------------------------------------
               Ratios to average net
                assets:
                Expenses                   2.24%   2.21%  2.42%  2.53%  2.46%(4)
                Net investment loss       (1.44)  (1.29) (0.53) (0.63) (0.27)(4)
                  --------------------------------------------------------------
               Portfolio turnover rate       94%     93%   227%   183%       51%
                  --------------------------------------------------------------

                  (1) Per share amounts have been calculated using the monthly average shares method.
                  (2) For the period from July 3, 1995 (inception date) to De-
                      cember 31, 1995.
                  (3) Not annualized.
                  (4) Annualized.

Concert Peachtree Growth Fund


--------------------------------------------------------------------------------
Additional Information about the
Fund

Shareholder Reports.
Annual and semiannual reports to
shareholders provide additional
information about the fund's in-
vestments. These reports discuss
the market conditions and invest-
ment strategies that signifi-
cantly affected the fund's per-
formance during its last fiscal
year.

Statement of Additional Information.
The statement of additional in-
formation provides more detailed
information about the fund. It is
incorporated by reference into
this prospectus.

How to Obtain Additional
Information.

 . You may obtain shareholder re-
  ports and the statement of ad-
  ditional information without
  charge by calling your Service
  Agent or 1-800-625-4554.

 . Information about the fund (in-
  cluding the SAI) can be re-
  viewed and copied at the Com-
  mission's Public Reference Room
  in Washington, D.C. In addi-
  tion, information on the opera-
  tion of the Public Reference
  Room may be obtained by calling
  the Commission at 1-202-942-
  8090. Reports and other infor-
  mation about the fund are
  available on the EDGAR Database
  on the Commission's Internet
  site at http://www.sec.gov.
  Copies of this information may
  be obtained for a duplicating
  fee by electronic request at
  the following E-mail address:
  publicinfo@sec.gov, or by writ-
  ing the Commission's Public
  Reference Section, Washington,
  D.C. 20549-0102.

If someone provides you with information about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act file no. 811-03275)

CISPW-PGF 3/00
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